Goodwill, Sensitivity analysis (Details) - USD ($) $ in Millions	12 Months Ended	18 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Goodwill [Abstract]
Discount rate	0.40%	1.30%
Increase in discount rate	10.70%	11.00%
Goodwill recoverable amount exceeds carrying value	$ 0.5	$ 2.2
Change in goodwill recoverable amount exceeds carrying value, due to change in discount rate	$ 0.0	0.0
Decrease in average of medium term annual revenue growth rate	0.70%
Goodwill impairment amount	$ 0.0	$ 0.0
Micro Focus CGU [Member]
Goodwill [Abstract]
Change in discount rate	2.00%	2.00%